Securities at amortised cost - Debt securities by type and balance sheet lines (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [table]
Loan loss provisions	€ (5,368)	€ (5,854)
Financial Assets, Carrying Value	951,934	916,942
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	30,635	35,895	€ 34,468
Debt securities [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	82,347	87,924
Loan loss provisions	(31)	(29)
Financial Assets, Carrying Value	87,635	93,078
Debt securities [member] | Financial assets at FVPL [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	6,658	4,331
Financial Assets, Carrying Value	6,658	4,331
Debt securities [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	27,352	32,990
Loan loss provisions	(12)	(12)
Financial Assets, Carrying Value	27,340	32,977
Debt securities [member] | AC [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	48,338	50,604
Loan loss provisions	(19)	(17)
Financial Assets, Carrying Value	48,319	50,587
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	42,908	49,296
Debt securities [member] | Government bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	48	48
Debt securities [member] | Government bonds [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	16,271	22,448
Debt securities [member] | Government bonds [member] | AC [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	26,588	26,801
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	24,454	24,699
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at FVPL [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	3,115	2,331
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	7,587	7,510
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | AC [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	13,752	14,858
Debt securities [member] | Covered bonds [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	6,792	7,786
Debt securities [member] | Covered bonds [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	1,729	1,821
Debt securities [member] | Covered bonds [member] | AC [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	5,063	5,965
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	1,024	364
Debt securities [member] | Corporate bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	778	26
Debt securities [member] | Corporate bonds [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	156	207
Debt securities [member] | Corporate bonds [member] | AC [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	90	131
Debt securities [member] | Financial institutions' bonds [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	4,724	3,679
Debt securities [member] | Financial institutions' bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	1,993	1,199
Debt securities [member] | Financial institutions' bonds [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	798	523
Debt securities [member] | Financial institutions' bonds [member] | AC [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	1,932	1,956
Debt securities [member] | ABS portfolio [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	2,445	2,100
Debt securities [member] | ABS portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	723	726
Debt securities [member] | ABS portfolio [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	810	480
Debt securities [member] | ABS portfolio [member] | AC [Member]
Disclosure of financial assets [table]
Financial assets before allowance for loan loss provision	913	894
Debt securities [member] | Debt securities portfolio [member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	82,316	87,895
Debt securities [member] | Debt securities portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	6,658	4,331
Debt securities [member] | Debt securities portfolio [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	27,340	32,977
Debt securities [member] | Debt securities portfolio [member] | AC [Member]
Disclosure of financial assets [table]
Financial Assets, Carrying Value	€ 48,319	€ 50,587